UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                    -----------

                         GAMCO Global Series Funds, Inc.
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================
  PRINCIPAL                                              MARKET
   AMOUNT                                                VALUE*
  ---------                                              -------
               CONVERTIBLE CORPORATE BONDS -- 70.4%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 9.2%
$   200,000(c) Conti Gummi Finance BV, Cv.,
                1.625%, 05/19/11 ...................... $    440,577
 40,000,000(b) Futaba Industrial Co. Ltd., Cv.,
                Zero Coupon, 09/30/09 .................      483,293
 40,000,000(b) Pacific Industrial Co. Ltd., Cv.,
                Zero Coupon, 03/31/11 .................      380,544
    125,000    Standard Motor Products Inc.,
                Sub. Deb. Cv., 6.750%, 07/15/09 .......      106,250
 40,000,000(b) Suzuki Motor Corp., Cv.,
                Zero Coupon, 03/31/10 .................      495,401
 20,000,000(b) Taiho Kogyo Co. Ltd., Cv.,
                Zero Coupon, 03/31/11 .................      186,704
                                                        ------------
                                                           2,092,769
                                                        ------------
               BUSINESS SERVICES -- 3.2%
    300,000(c) Fugro NV, Cv.,
                2.375%, 04/27/10 ......................      505,333
    126,600(c) SR Teleperformance, Cv.,
                3.250%, 01/01/08 ......................      221,477
                                                        ------------
                                                             726,810
                                                        ------------
               COMMUNICATIONS EQUIPMENT -- 3.0%
    700,000    Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 ......................      693,000
                                                        ------------
               CONSUMER PRODUCTS -- 9.0%
    420,000    Church & Dwight Co. Inc.,
                Deb. Cv., 5.250%, 08/15/33 ............      549,675
    400,000    Eastman Kodak Co., Cv.,
                3.375%, 10/15/33 ......................      427,500
    500,000    Mens Warehouse Inc., Cv.,
                3.125%, 10/15/23 ......................      664,375
 40,000,000(b) Nikon Corp., Cv.,
                Zero Coupon, 03/30/07 .................      412,233
                                                        ------------
                                                           2,053,783
                                                        ------------
               DIVERSIFIED INDUSTRIAL -- 6.5%
    900,000    Roper Industries Inc., Cv.,
                1.481%, 01/15/34 ......................      574,875
 30,000,000(b) Sanyo Chemical Industries Ltd., Cv.,
                Zero Coupon, 03/31/11 .................      283,241
 30,000,000(b) Tokai Carbon Co. Ltd., Cv.,
                Zero Coupon, 08/08/08 .................      377,547
     65,000    Walter Industries Inc., Sub. Deb. Cv.,
                3.750%, 05/01/24 ......................      245,863
                                                        ------------
                                                           1,481,526
                                                        ------------
               ELECTRONICS -- 6.3%
    250,000    Asia Optical Co., Cv.,
                Zero Coupon, 10/14/08 .................      261,250
    550,000    Edo Corp., Sub. Deb. Cv.,
                4.000%, 11/15/25 ......................      606,375
 40,000,000(b) Hamamatsu Photonics KK, Cv.,
                Zero Coupon, 09/30/09 .................      554,985
                                                        ------------
                                                           1,422,610
                                                        ------------

  PRINCIPAL                                               MARKET
   AMOUNT                                                 VALUE*
  ---------                                               -------
               ENERGY AND UTILITIES -- 6.5%
$   450,000    Cal Dive International Inc., Cv.,
                3.250%, 12/15/25 ...................... $    642,375
    100,000    Hanover Compressor Co., Cv.,
                4.750%, 03/15/08 ......................       96,625
    300,000(c) RWE AG, Cv., Zero Coupon,
                06/22/07 ..............................      409,750
    300,000    Transocean Inc.,
                Deb. Cv., 1.500%, 05/15/21 ............      338,625
                                                        ------------
                                                           1,487,375
                                                        ------------
               ENTERTAINMENT -- 0.7%
   200,000     Liberty Media Corp., Deb. Cv.,
                3.250%, 03/15/31 (a) ..................      150,500
                                                        ------------
               EQUIPMENT AND SUPPLIES -- 5.7%
   450,000(e)  ABB International Finance Ltd., Cv.,
                3.500%, 09/10/10 ......................      609,165
   275,000     Cooper Cameron Corp., Cv.,
                1.500%, 05/15/24 ......................      379,156
   200,000(c)   Linde Finance BV, Cv.,
                1.250%, 05/05/09 ......................      311,089
                                                        ------------
                                                           1,299,410
                                                        ------------
               FINANCIAL SERVICES -- 4.4%
    175,000    Affiliated Managers Group Inc.,
                Deb Cv., 4.300%, 02/25/33 .............      460,705
    150,000    First Pacific Finance, Cv.,
                Zero Coupon, 01/18/10 .................      197,812
30,000,000(b)  Mie Bank Ltd., Sub. Deb. Cv.,
                1.800%, 09/29/06 ......................      351,742
                                                        ------------
                                                           1,010,259
                                                        ------------
               HEALTH CARE -- 4.9%
    375,000    Fisher Scientific International Inc.,
                Sub. Deb. Cv.,
                3.250%, 03/01/24 ......................      404,531
    250,000    Manor Care Inc., Cv.,
                2.625%, 04/15/23 ......................      362,187
    350,000    Medtronic Inc., Deb. Cv.,
                1.250%, 09/15/21 ......................      348,688
                                                        ------------
                                                           1,115,406
                                                        ------------
               HOTELS AND GAMING -- 2.3%
    200,000(d) LGF (Jersey) Ltd., Cv.,
                3.375%, 10/02/10 ......................      520,875
                                                        ------------
               METALS AND MINING -- 1.5%
    250,000    Ryerson Inc., Cv.,
                3.500%, 11/01/24 ......................      349,062
                                                        ------------
               REAL ESTATE -- 1.1%
 15,000,000(b) Kyoritsu Maintenance Co. Ltd., Cv.,
                Zero Coupon, 09/30/09 .................      249,810
                                                        ------------
               RETAIL -- 2.3%
 25,000,000(b) Izumi Co. Ltd., Cv.,
                Zero Coupon, 07/29/09 .................      318,893
 15,000,000(b) Kasumi Co. Ltd., Cv.,
                1.100%, 02/28/07 ......................      198,262
                                                        ------------
                                                             517,155
                                                        ------------
               TELECOMMUNICATIONS -- 2.1%
    225,000    Harris Corp., Deb. Cv.,
                3.500%, 08/15/22 ......................      475,031
                                                        ------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================
  PRINCIPAL                                              MARKET
   AMOUNT                                                VALUE*
  ---------                                              -------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               TRANSPORTATION -- 1.7%
$   350,000     YRC Worldwide Inc., Cv.,
                3.375%, 11/25/23 ...................... $    391,125
                                                        ------------
               TOTAL CONVERTIBLE CORPORATE BONDS ......   16,036,506
                                                        ------------
               CORPORATE BONDS -- 0.9%
               DIVERSIFIED INDUSTRIAL -- 0.9%
    197,518(c) Elektrim Finance BV,
                2.000%, 12/15/49 ......................      201,777
                                                        ------------
    SHARES
    ------
               CONVERTIBLE PREFERRED STOCKS -- 21.5%
               BROADCASTING -- 1.8%
     10,000    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A ...............      400,520
                                                        ------------
               ENERGY AND UTILITIES -- 1.2%
      5,000    Hanover Compressor Capital Trust,
                7.250% Cv. Pfd. .......................      271,875
                                                        ------------
               FINANCIAL SERVICES -- 6.2%
     16,450    Central Parking Financial Trust,
                5.250% Cv. Pfd. .......................      351,619
      4,000    Doral Financial Corp.,
                4.750% Cv. Pfd. .......................      662,000
      9,000    Sovereign Bancorp Inc.,
                4.375% Cv. Pfd. .......................      408,861
                                                        ------------
                                                           1,422,480
                                                        ------------
               HEALTH CARE -- 3.1%
      5,000    Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B ...............      361,775
      6,600    Schering-Plough Corp.,
                6.000% Cv. Pfd. .......................      335,148
                                                        ------------
                                                             696,923
                                                        ------------
               METALS AND MINING -- 2.4%
        420    Freeport-McMoRan Copper & Gold Inc.,
                5.500% Cv. Pfd. .......................      539,542
                                                        ------------
               PAPER AND FOREST PRODUCTS -- 0.5%
      2,000    Amcor Ltd., 7.250% Cv. Pfd. ............      108,000
                                                        ------------
               TELECOMMUNICATIONS -- 3.8%
     20,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ...............      865,000
                                                        ------------
               TRANSPORTATION -- 2.5%
        550    Kansas City Southern,
                5.125% Cv. Pfd. .......................      579,906
                                                        ------------
               TOTAL CONVERTIBLE PREFERRED STOCKS .....    4,884,246
                                                        ============

   PRINCIPAL
    AMOUNT
   -------
               U.S. GOVERNMENT OBLIGATIONS -- 7.2%
$ 1,641,000    U.S. Treasury Bills,
                4.459% to 4.676%++,
                04/20/06 to 06/15/06 ..................    1,633,868
                                                        ------------
               TOTAL INVESTMENTS -- 100.0%
                (Cost $21,013,430) .................... $ 22,756,397
                                                        ============
----------------
               For Federal tax purposes:
               Aggregate cost ......................... $ 21,013,430
                                                        ============
               Gross unrealized appreciation .......... $  2,143,542
               Gross unrealized depreciation ..........     (400,575)
                                                        ------------
               Net unrealized appreciation
                (depreciation) ........................ $  1,742,967
                                                        ============

                                                           UNREALIZED
   PRINCIPAL                                 SETTLEMENT  APPRECIATION/
    AMOUNT                                      DATE    (DEPRECIATION)
   ---------                                 ---------- --------------
                  FORWARD FOREIGN EXCHANGE CONTRACTS -- 0.1%
$(150,000,000)(b) Deliver Japanese Yen in
                   exchange for USD
                   1,273,695 ................ 04/04/06  $     26,583
 (200,000,000)(b) Deliver Japanese Yen
                   in exchange for
                   USD 1,706,206 ............ 04/28/06        14,372
                                                        ------------
                  TOTAL FORWARD FOREIGN
                    EXCHANGE CONTRACTS ................ $     40,955
                                                        ============
----------------
               For Federal tax purposes:
               Aggregate cost ......................... $  3,020,856
                                                        ============
               Gross unrealized appreciation .......... $     40,955
               Gross unrealized depreciation ..........           --
                                                        ------------
               Net unrealized appreciation
                (depreciation) ........................ $     40,955
                                                        ============
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of the Rule 144A security amounted to $150,500 or 0.66% of total investments. The security has been deemed by the Board of Directors to be a liquid security.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d)  Principal amount denoted in British Pounds.
(e)  Principal amount denoted in Swiss Francs.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
--------------------------             --------   --------
North America .........................  63.9%  $14,535,825
Japan .................................  18.9     4,292,654
Europe ................................  14.1     3,220,043
Asia/Pacific ..........................   1.6       369,250
Latin America .........................   1.5       338,625
                                        ------  -----------
                                        100.0%  $22,756,397
                                        ======  ===========

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
            COMMON STOCKS -- 98.9%
            AEROSPACE -- 1.8%
     8,358  Northrop Grumman Corp. ........... $    570,768
    25,000  United Technologies Corp. ........    1,449,250
                                               ------------
                                                  2,020,018
                                               ------------
            BROADCASTING -- 1.2%
     7,000  Lagardere SCA ....................      546,729
     5,200  Nippon Television Network Corp. ..      763,433
                                               ------------
                                                  1,310,162
                                               ------------
            BUILDING AND CONSTRUCTION -- 3.1%
    20,000  CRH plc ..........................      698,029
    15,000  Fomento de Construcciones
              y Contratas SA .................    1,110,667
     5,000  Koninklijke BAM Groep NV .........      507,162
    30,000  Sekisui House Ltd. ...............      447,579
    10,000  Technip SA .......................      676,822
                                               ------------
                                                  3,440,259
                                               ------------
            BUSINESS SERVICES -- 1.9%
     6,500  Getty Images Inc.+ ...............      486,720
     2,800  Hakuhodo Dy Holdings Inc. ........      234,324
    10,000  SAP AG, ADR ......................      543,200
    16,000  Secom Co. Ltd. ...................      818,352
                                               ------------
                                                  2,082,596
                                               ------------
            CABLE AND SATELLITE -- 0.4%
    12,250  Rogers Communications Inc., Cl. B       467,301
                                               ------------
            CHEMICALS AND ALLIED PRODUCTS -- 0.9%
    13,000  Shin-Etsu Chemical Co. Ltd. ......      705,777
    50,000  Tokai Carbon Co. Ltd. ............      314,359
                                               ------------
                                                  1,020,136
                                               ------------
            COMPUTER SOFTWARE AND SERVICES -- 7.5%
    15,000  Adobe Systems Inc.+ ..............      523,800
     7,000  Apple Computer Inc.+ .............      439,040
    35,000  Cisco Systems Inc.+ ..............      758,450
    20,000  Dell Inc.+ .......................      595,200
     9,000  Electronic Arts Inc.+ ............      492,480
    33,000  EMC Corp.+ .......................      449,790
     4,200  Google Inc., Cl. A+ ..............    1,638,000
    75,000  Microsoft Corp. ..................    2,040,750
    10,000  NAVTEQ Corp.+ ....................      506,500
    30,000  Yahoo! Inc.+ .....................      967,800
                                               ------------
                                                  8,411,810
                                               ------------
            CONSUMER PRODUCTS -- 3.7%
     7,000  Christian Dior SA ................      698,575
    15,314  Compagnie Financiere
              Richemont AG, Cl. A ............      734,188
     6,000  Harman International
              Industries Inc. ................      666,780
    25,000  Procter & Gamble Co. .............    1,440,500
     4,000  Swatch Group AG, Cl. B ...........      671,653
                                               ------------
                                                  4,211,696
                                               ------------
            CONSUMER SERVICES -- 0.7%
    20,000  eBay Inc.+ .......................      781,200
                                               ------------
            DIVERSIFIED INDUSTRIAL -- 5.7%
     9,000  3M Co. ...........................      681,210
    20,000  Bouygues SA ......................    1,062,799
     5,000  Emerson Electric Co. .............      418,150
    75,000  General Electric Co. .............    2,608,500
    18,000  ITT Industries Inc. ..............    1,011,960
     9,000  Rockwell Automation Inc. .........      647,190
                                               ------------
                                                  6,429,809
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
            ELECTRONICS -- 4.0%
    16,000  Broadcom Corp., Cl. A+ ........... $    690,560
    18,000  Intel Corp. ......................      348,300
    30,000  Linear Technology Corp. ..........    1,052,400
    20,000  Microchip Technology Inc. ........      726,000
     1,070  Samsung Electronics Co. Ltd. .....      693,804
    20,000  Texas Instruments Inc. ...........      649,400
     5,500  Tokyo Electron Ltd. ..............      379,439
                                               ------------
                                                  4,539,903
                                               ------------
            ENERGY AND UTILITIES -- 8.8%
    10,000  Baker Hughes Inc. ................      684,000
     8,000  BP plc, ADR ......................      551,520
    10,000  Canadian Natural Resources Ltd. ..      553,900
    20,000  Chesapeake Energy Corp. ..........      628,200
     4,266  ConocoPhillips ...................      269,398
     9,172  Devon Energy Corp. ...............      561,051
    12,000  EnCana Corp. .....................      560,760
     8,000  Halliburton Co. ..................      584,160
    10,000  Murphy Oil Corp. .................      498,200
     6,000  Occidental Petroleum Corp. .......      555,900
    10,288  Pioneer Natural Resources Co. ....      455,244
     8,500  Schlumberger Ltd. ................    1,075,845
     8,000  Suncor Energy Inc. ...............      616,160
     2,063  Total SA .........................      544,263
     4,000  Total SA, ADR ....................      526,920
     9,000  Transocean Inc.+ .................      722,700
     9,000  Valero Energy Corp. ..............      538,020
                                               ------------
                                                  9,926,241
                                               ------------
            ENTERTAINMENT -- 2.4%
    82,000  Publishing & Broadcasting Ltd. ...    1,015,577
    60,239  Time Warner Inc. .................    1,011,413
    20,180  Vivendi Universal SA .............      693,062
                                               ------------
                                                  2,720,052
                                               ------------
            EQUIPMENT AND SUPPLIES -- 2.2%
    16,000  Ingersoll-Rand Co. Ltd., Cl. A ...      668,640
     3,960  Keyence Corp. ....................    1,029,533
       850  Vallourec SA .....................      820,972
                                               ------------
                                                  2,519,145
                                               ------------
            FINANCIAL SERVICES -- 18.7%
    27,000  77 Bank Ltd. .....................      208,063
     6,000  Affiliated Managers Group Inc.+ ..      639,660
     5,500  Allianz AG .......................      918,333
    24,500  American Express Co. .............    1,287,475
    60,000  Anglo Irish Bank Corp. plc .......      988,875
    30,000  Australia & New Zealand
              Banking Group Ltd. .............      569,141
    30,000  Aviva plc ........................      416,717
    29,039  Bank of Ireland, Ireland .........      540,184
    10,000  Bank of Ireland, London ..........      185,414
    36,000  Citigroup Inc. ...................    1,700,280
    25,000  Credit Suisse Group, ADR .........    1,396,500
    10,000  Goldman Sachs Group Inc. .........    1,569,600
    15,000  HSBC Holdings plc, ADR ...........    1,256,700
    11,914  Irish Life & Permanent plc .......      285,874
     5,000  Legg Mason Inc. ..................      626,650
    19,895  Merrill Lynch & Co. Inc. .........    1,566,930
        65  Mitsubishi UFJ Financial
              Group Inc. .....................      994,053
    67,500  Nikko Cordial Corp. ..............    1,118,309
    42,700  Standard Chartered plc ...........    1,062,362

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES (CONTINUED)
    14,000  State Street Corp. ............... $    846,020
    15,000  UBS AG, New York .................    1,649,550
     2,000  UBS AG, Switzerland ..............      219,691
    44,500  Westpac Banking Corp. ............      758,848
    16,000  Yamaguchi Bank Ltd. ..............      249,584
                                               ------------
                                                 21,054,813
                                               ------------
            FOOD AND BEVERAGE -- 8.3%
    53,000  Ajinomoto Co. Inc. ...............      566,024
     9,000  ARIAKE JAPAN Co. Ltd. ............      268,394
    60,000  Cadbury Schweppes plc ............      596,278
    18,996  Coca-Cola Hellenic Bottling Co. SA      590,244
   100,000  Davide Campari-Milano SpA ........      881,020
    77,000  Diageo plc .......................    1,212,720
     6,000  Diageo plc, ADR ..................      380,580
     6,000  Groupe Danone ....................      735,112
     3,000  Nestle SA ........................      890,577
    20,000  PepsiCo Inc. .....................    1,155,800
     3,763  Pernod-Ricard SA .................      720,970
    14,000  Starbucks Corp.+ .................      526,960
    10,000  The Hershey Co. ..................      522,300
     5,000  Wm. Wrigley Jr. Co. ..............      320,000
                                               ------------
                                                  9,366,979
                                               ------------
            HEALTH CARE -- 13.4%
     4,700  Alcon Inc. .......................      490,022
    17,000  Amgen Inc.+ ......................    1,236,750
    10,000  Caremark Rx Inc.+ ................      491,800
    10,000  Eli Lilly & Co. ..................      553,000
     8,000  Genentech Inc.+ ..................      676,080
    10,000  Genzyme Corp.+ ...................      672,200
    40,000  GlaxoSmithKline plc ..............    1,045,920
    23,500  Hisamitsu Pharmaceutical Co. Inc.       587,001
    13,000  Medtronic Inc. ...................      659,750
    20,000  Novartis AG ......................    1,112,262
     6,200  Roche Holding AG .................      923,116
    10,530  Sanofi-Aventis ...................    1,001,727
    40,000  Smith & Nephew plc ...............      355,126
    10,000  St. Jude Medical Inc.+ ...........      410,000
     2,400  Straumann Holding AG .............      546,772
    18,000  Stryker Corp. ....................      798,120
     4,800  Synthes Inc. .....................      526,522
    13,000  Takeda Pharmaceutical Co. Ltd. ...      741,121
     9,000  UnitedHealth Group Inc. ..........      502,740
    13,000  Varian Medical Systems Inc.+ .....      730,080
    15,000  Zimmer Holdings Inc.+ ............    1,014,000
                                               ------------
                                                 15,074,109
                                               ------------
            HOTELS AND GAMING -- 1.3%
     8,550  Greek Organization of
              Football Prognostics SA ........      326,798
   102,011  Ladbrokes plc ....................      689,443
     7,000  Las Vegas Sands Corp.+ ...........      396,620
                                               ------------
                                                  1,412,861
                                               ------------
            MACHINERY -- 1.2%
     8,000  Caterpillar Inc. .................      574,480
     5,000  SMC Corp. ........................      779,099
                                               ------------
                                                  1,353,579
                                               ------------
            METALS AND MINING -- 5.5%
    15,000  Anglo American plc ...............      578,036
    20,000  BHP Billiton plc .................      365,377

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
    17,404  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ............... $  1,040,237
    51,026  Gold Fields Ltd., ADR ............    1,121,551
    14,473  Newmont Mining Corp. .............      751,004
    23,228  Peabody Energy Corp. .............    1,170,924
    16,000  Rio Tinto plc ....................      812,273
    11,000  Xstrata plc ......................      356,047
                                               ------------
                                                  6,195,449
                                               ------------
            RETAIL -- 4.9%
    15,000  Bed Bath & Beyond Inc.+ ..........      576,000
    11,000  Best Buy Co. Inc. ................      615,230
    15,000  Coach Inc.+ ......................      518,700
    25,000  Matsumotokiyoshi Co. Ltd. ........      715,803
    24,000  Seven & I Holdings Co. Ltd. ......      950,212
    17,000  Tiffany & Co. ....................      638,180
    10,000  Wal-Mart Stores Inc. .............      472,400
    19,000  Walgreen Co. .....................      819,470
     3,400  Whole Foods Market Inc. ..........      225,896
                                               ------------
                                                  5,531,891
                                               ------------
            TELECOMMUNICATIONS -- 0.6%
       115  KDDI Corp. .......................      614,571
                                               ------------
            WIRELESS COMMUNICATIONS -- 0.7%
    15,000  QUALCOMM Inc. ....................      759,150
                                               ------------
            TOTAL COMMON STOCKS ..............  111,243,730
                                               ------------
  PRINCIPAL
   AMOUNT
   ------
            U.S. GOVERNMENT OBLIGATIONS -- 1.1%
$1,279,000  U.S. Treasury Bills,
              4.389% to 4.676%++,
              04/20/06 to 05/18/06 ...........    1,274,691
                                               ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $88,727,991) ............. $112,518,421
                                               ============
----------------
              For Federal tax purposes:
              Aggregate cost ................. $ 88,727,991
                                               ============
              Gross unrealized appreciation .. $ 25,173,821
              Gross unrealized depreciation ..   (1,383,391)
                                               ------------
              Net unrealized appreciation
               (depreciation) ................ $ 23,790,430
                                               ============
----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                         % OF
                                        MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
--------------------------             --------   --------
North America .........................  52.8% $ 59,453,604
Europe ................................  31.1    35,029,526
Japan .................................  11.1    12,485,030
Asia/Pacific ..........................   2.7     3,037,370
Latin America .........................   1.3     1,391,340
South Africa ..........................   1.0     1,121,551
                                        ------ ------------
                                        100.0% $112,518,421
                                        ====== ============

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================
                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 2.8%
      3,000  L-3 Communications Holdings Inc.  $    257,370
      5,500  Lockheed Martin Corp. ...........      413,215
                                               ------------
                                                    670,585
                                               ------------
             AGRICULTURE -- 0.9%
     30,000  Agricore United .................      209,873
                                               ------------
             AVIATION: PARTS AND SERVICES -- 1.8%
      7,400  Precision Castparts Corp. .......      439,560
                                               ------------
             BROADCASTING -- 2.0%
     20,000  Mediaset SpA ....................      235,585
      5,000  Modern Times Group, Cl. B+ ......      234,962
                                               ------------
                                                    470,547
                                               ------------
             BUILDING AND CONSTRUCTION -- 4.3%
     22,000  Aica Kogyo Co. Ltd. .............      319,626
     20,125  CRH plc .........................      702,392
                                               ------------
                                                  1,022,018
                                               ------------
             BUSINESS SERVICES -- 0.8%
     12,000  Sohgo Security Services Co. Ltd.       192,387
                                               ------------
             CABLE AND SATELLITE -- 1.5%
      7,000  Cablevision Systems Corp., Cl. A+      186,900
      4,500  Rogers Communications Inc., Cl. B      171,675
                                               ------------
                                                    358,575
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.1%
        700  Google Inc., Cl. A+ .............      273,000
     11,500  Microsoft Corp. .................      312,915
      5,000  Yahoo! Inc.+ ....................      161,300
                                               ------------
                                                    747,215
                                               ------------
             CONSUMER PRODUCTS -- 8.7%
      7,000  Altadis SA ......................      313,871
      6,800  Christian Dior SA ...............      678,616
     12,700  Compagnie Financiere
              Richemont AG, Cl. A ............      608,867
      8,500  Escada AG+ ......................      262,567
      4,000  Procter & Gamble Co. ............      230,480
                                               ------------
                                                  2,094,401
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 2.9%
      7,000  Bouygues SA .....................      371,979
      9,500  General Electric Co. ............      330,410
                                               ------------
                                                    702,389
                                               ------------
             ELECTRONICS -- 0.6%
      4,400  Linear Technology Corp. .........      154,352
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             ENERGY AND UTILITIES -- 13.5%
      2,200  Imperial Oil Ltd. ............... $    236,870
     40,000  Kanto Natural Gas
              Development Co. Ltd. ...........      334,749
      6,000  Murphy Oil Corp. ................      298,920
      7,000  Petroleo Brasileiro SA, ADR .....      606,690
     10,000  Saipem SpA ......................      231,343
      3,600  Schlumberger Ltd. ...............      455,652
      6,000  Suncor Energy Inc. ..............      462,120
     45,000  Tokai Carbon Co. Ltd. ...........      282,923
      4,000  Transocean Inc.+ ................      321,200
                                               ------------
                                                  3,230,467
                                               ------------
             ENTERTAINMENT -- 4.8%
     14,000  Discovery Holding Co., Cl. A+ ...      210,000
      4,500  Oriental Land Co. Ltd. ..........      261,130
     35,000  Publishing & Broadcasting Ltd. ..      433,478
     15,000  Time Warner Inc. ................      251,850
                                               ------------
                                                  1,156,458
                                               ------------
             FINANCIAL SERVICES -- 12.5%
     15,000  Bank of Ireland .................      278,121
     17,500  Canaccord Capital Inc. ..........      311,684
      7,000  Citigroup Inc. ..................      330,610
      5,375  Julius Baer Holding Ltd. AG .....      486,106
     10,000  Mediobanca SpA ..................      214,499
     22,000  Nikko Cordial Corp. .............      364,486
     25,000  Shizuoka Bank Ltd. ..............      252,336
      7,000  TSX Group Inc. ..................      314,801
      4,000  UBS AG ..........................      439,880
                                               ------------
                                                  2,992,523
                                               ------------
             FOOD AND BEVERAGE -- 3.6%
      5,000  ARIAKE JAPAN Co. Ltd. ...........      149,108
      5,000  General Mills Inc. ..............      253,400
      5,000  PepsiCo Inc. ....................      288,950
      2,700  Whole Foods Market Inc. .........      179,388
                                               ------------
                                                    870,846
                                               ------------
             HEALTH CARE -- 11.9%
      8,208  GlaxoSmithKline plc .............      214,623
      6,000  Novartis AG .....................      333,678
      4,000  Roche Holding AG ................      595,559
      6,691  Sanofi-Aventis, ADR .............      317,488
      1,200  Straumann Holding AG ............      273,386
      3,000  Synthes Inc. ....................      329,076
      6,000  Takeda Pharmaceutical Co. Ltd. ..      342,056
      2,000  UnitedHealth Group Inc. .........      111,720
      5,000  William Demant Holding A/S+ .....      331,287
                                               ------------
                                                  2,848,873
                                               ------------
             HOTELS AND GAMING -- 1.6%
     10,000  Greek Organization of Football
              Prognostics SA .................      382,220
                                               ------------

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================
                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS (CONTINUED)
             METALS AND MINING -- 13.2%
     17,726  Andsberg Ltd.+ (a) .............. $     15,765
     14,726  Antofagasta plc .................      546,753
     59,000  Gold Fields Ltd., ADR ...........    1,296,820
     10,000  Harmony Gold Mining Co. Ltd.+ ...      162,193
     24,000  Harmony Gold Mining Co. Ltd.,
              ADR+ ...........................      381,120
     15,000  Newmont Mining Corp. ............      778,350
                                               ------------
                                                  3,181,001
                                               ------------
             PUBLISHING -- 0.5%
     40,000  Independent News & Media plc ....      129,426
                                               ------------
             RETAIL -- 3.8%
     12,000  Matsumotokiyoshi Co. Ltd. .......      343,585
      8,000  Seven & I Holdings Co. Ltd. .....      316,738
      6,000  Walgreen Co. ....................      258,780
                                               ------------
                                                    919,103
                                               ------------
             TELECOMMUNICATIONS -- 4.1%
      3,000  ALLTEL Corp. ....................      194,250
         40  KDDI Corp. ......................      213,764
     15,675  Sprint Nextel Corp. .............      405,042
      2,300  Telephone & Data Systems Inc. ...       90,712
      2,300  Telephone & Data Systems Inc.,
              Special ........................       86,825
                                               ------------
                                                    990,593
                                               ------------
             WIRELESS COMMUNICATIONS -- 1.1%
      4,500  United States Cellular Corp.+ ...      267,120
                                               ------------
             TOTAL COMMON STOCKS .............   24,030,532
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $15,661,620) ............ $ 24,030,532
                                               ============
--------------------
              For Federal tax purposes:
              Aggregate cost ................. $ 15,661,620
                                               ============
              Gross unrealized appreciation .. $  8,524,357
              Gross unrealized depreciation ..     (155,445)
                                               ------------
              Net unrealized appreciation
                (depreciation) ............... $  8,368,912
                                               ============
--------------------
   (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of the fair valued security amounted to $15,765 or 0.07% of total investments.
   +   Non-income producing security.
   ADR American Depository Receipt
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
--------------------------             --------   --------
Europe ...............................   37.4%  $ 8,983,702
North America ........................   35.3     8,472,441
Japan ................................   14.0     3,372,888
South Africa .........................    7.6     1,840,133
Latin America ........................    3.9       927,890
Asia/Pacific .........................    1.8       433,478
                                        ------  -----------
                                        100.0%  $24,030,532
                                        ======  ===========

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)
================================================================================
                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS -- 99.8%
             BROADCASTING -- 0.6%
     23,566  CanWest Global
              Communications Corp.+ .......... $    197,954
     35,434  CanWest Global
              Communications Corp.,
              Cl. A+ .........................      297,648
      1,400  Claxson Interactive Group Inc.+ .        4,774
     10,000  Cogeco Inc. .....................      241,041
      7,000  Fisher Communications Inc.+ .....      313,250
     25,000  Paxson Communications Corp.+ ....       23,500
                                               ------------
                                                  1,078,167
                                               ------------
             BUSINESS SERVICES -- 1.6%
     74,000  AFK Sistema, GDR (a) ............    1,805,600
      9,000  BB Holdings Ltd. ................       41,400
      3,600  Carlisle Group Ltd.+ ............        7,130
     25,693  Contax Participacoes SA, ADR ....       32,196
      4,000  Convergys Corp.+ ................       72,840
     59,500  Group 4 Securicor plc ...........      195,639
        563  OneSource Services Inc.+ ........        7,574
      5,000  R. H. Donnelley Corp.+ ..........      291,150
     15,000  TNT NV, ADR .....................      517,950
                                               ------------
                                                  2,971,479
                                               ------------
             CABLE -- 7.7%
     80,000  Adelphia Communications Corp.,
              Cl. A+ .........................        3,520
     19,065  Austar United
              Communications Ltd.+ ...........       17,402
     80,000  Cablevision Systems Corp.,
              Cl. A+ .........................    2,136,000
     20,000  Charter Communications Inc.,
              Cl. A+ .........................       21,800
      5,000  Comcast Corp., Cl. A+ ...........      130,800
     22,000  Comcast Corp., Cl. A, Special+ ..      574,640
     60,732  Liberty Global Inc., Cl. A+ .....    1,243,184
     50,000  Liberty Global Inc., Cl. C+ .....      987,500
     20,000  Mediacom Communications Corp.,
              Cl. A+ .........................      115,000
    234,765  Rogers Communications Inc.,
              Cl. B, New York ................    8,956,285
        235  Rogers Communications Inc.,
              Cl. B, Toronto .................        8,964
                                               ------------
                                                 14,195,095
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.9%
     10,000  Agere Systems Inc.+ .............      150,400
      3,000  Andrew Corp.+ ...................       36,840
        500  Avaya Inc.+ .....................        5,650
    100,000  Champion Technology Holdings Ltd.       16,497
     25,000  Communications Systems Inc. .....      263,750
     75,000  Furukawa Electric Co. Ltd. ......      621,920
     98,000  GN Store Nord A/S ...............    1,352,756
     10,000  JDS Uniphase Corp.+ .............       41,700
      1,000  L-3 Communications Holdings Inc.        85,790
      3,200  L. M. Ericsson Telephone Co.,
              Cl. B, ADR .....................      120,704
    100,000  Lucent Technologies Inc.+ .......      305,000

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
     65,000  Motorola Inc. ................... $  1,489,150
     28,000  Nokia Corp., ADR ................      580,160
     50,000  Nortel Networks Corp.+ ..........      152,500
        750  Siemens AG, ADR .................       69,877
    300,000  Time Engineering Berhad+ ........       35,839
        816  Tut Systems Inc.+ ...............        2,538
                                               ------------
                                                  5,331,071
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.0%
      2,000  America Online Latin America Inc.,
              Cl. A+ .........................           30
      6,000  Covad Communications
              Group Inc.+ ....................       11,580
      3,230  EarthLink Inc.+ .................       30,847
      1,000  Geoworks Corp.+ .................           32
      1,000  Google Inc., Cl. A+ .............      390,000
         10  Korea Thrunet Co. Ltd.+ (c) .....            0
     20,000  NorthPoint Communications
              Group Inc.+ ....................           14
      5,852  Telecom Italia Media SpA+ .......        3,159
      1,000  Via Net.Works Inc.+ .............           50
     42,000  Yahoo! Inc.+ ....................    1,354,920
                                               ------------
                                                  1,790,632
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 2.0%
     60,000  Bouygues SA .....................    3,188,395
     50,000  Hutchison Whampoa Ltd. ..........      458,491
                                               ------------
                                                  3,646,886
                                               ------------
             ELECTRONICS -- 0.3%
     32,000  California Micro Devices Corp.+ .      253,120
      8,000  Freescale Semiconductor Inc.,
              Cl. B+ .........................      222,160
      2,000  TiVo Inc.+ ......................       14,460
      1,000  Vishay Intertechnology Inc.+ ....       14,240
                                               ------------
                                                    503,980
                                               ------------
             ENERGY AND UTILITIES -- 0.5%
      3,000  E.ON AG .........................      330,146
     11,000  SCANA Corp. .....................      431,640
      5,000  SJW Corp. .......................      134,250
                                               ------------
                                                    896,036
                                               ------------
             ENTERTAINMENT -- 6.1%
     40,000  Discovery Holding Co., Cl. A+ ...      600,000
    410,000  Gemstar-TV Guide
              International Inc.+ ............    1,266,900
    340,000  Liberty Media Corp., Cl. A+ .....    2,791,400
     15,000  Metromedia International
              Group Inc.+ ....................       22,800
    185,000  Time Warner Inc. ................    3,106,150
    100,000  Vivendi Universal SA, ADR .......    3,420,000
                                               ------------
                                                 11,207,250
                                               ------------
             EQUIPMENT AND SUPPLIES -- 0.2%
      1,000  Amphenol Corp., Cl. A ...........       52,180
     10,000  ThyssenKrupp AG .................      288,785
                                               ------------
                                                    340,965
                                               ------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================
                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS (CONTINUED)
             PUBLISHING -- 0.7%
     35,000  News Corp., Cl. A ............... $    581,350
      2,000  News Corp., Cl. B ...............       35,120
     15,428  Seat Pagine Gialle SpA+ .........        7,376
     25,000  Telegraaf Media Groep NV ........      641,981
                                               ------------
                                                  1,265,827
                                               ------------
             SATELLITE -- 3.0%
      1,500  Asia Satellite Telecommunications
              Holdings Ltd., ADR .............       28,050
      1,500  British Sky Broadcasting
              Group plc, ADR .................       56,670
    130,000  DIRECTV Group Inc.+ .............    2,132,000
    100,000  EchoStar Communications Corp.,
              Cl. A+ .........................    2,987,000
      1,000  Lockheed Martin Corp. ...........       75,130
      2,524  Orbital Sciences Corp.+ .........       39,930
      5,000  Pegasus Communications Corp.,
              Cl. A+ .........................       13,750
      8,000  PT Indosat Tbk, ADR .............      224,720
                                               ------------
                                                  5,557,250
                                               ------------
             TELECOMMUNICATIONS: BROADBAND -- 0.4%
      6,720  Colt Telecom Group plc, ADR+ ....       32,861
     10,000  E.Spire Communications Inc.+ ....           18
     17,500  Golden Telecom Inc. .............      525,875
     22,422  McLeodUSA Inc., Cl. A+ ..........          110
      6,000  Time Warner Telecom Inc.,
              Cl. A+ .........................      107,700
                                               ------------
                                                    666,564
                                               ------------
             TELECOMMUNICATIONS: LONG DISTANCE -- 6.0%
     90,000  AT&T Inc. .......................    2,433,600
    300,000  Cable & Wireless plc ............      569,436
     10,200  Embratel Participacoes SA, ADR+ .      112,812
     80,000  General Communication Inc.,
              Cl. A+ .........................      967,200
     45,000  IDT Corp.+ ......................      492,750
     40,000  IDT Corp., Cl. B+ ...............      442,800
        600  KDDI Corp. ......................    3,206,457
     74,000  Philippine Long Distance
              Telephone Co., ADR .............    2,780,180
                                               ------------
                                                 11,005,235
                                               ------------
             TELECOMMUNICATIONS: NATIONAL -- 24.2%
     44,214  Brasil Telecom SA, Pfd. .........          208
     39,000  BT Group plc, ADR ...............    1,513,980
 17,415,054  Cable & Wireless Jamaica Ltd.+ ..      319,762
     75,000  China Unicom Ltd., ADR ..........      619,500
    145,000  Compania de Telecomunicaciones
              de Chile SA, ADR ...............    1,296,300
    280,000  Deutsche Telekom AG, ADR ........    4,709,600
    180,000  Elisa Oyj, Cl. A ................    3,573,039
     40,000  France Telecom SA, ADR ..........      899,200
      5,507  Hellenic Telecommunications
              Organization SA+ ...............      122,796
     36,000  Hellenic Telecommunications
              Organization SA, ADR+ ..........      395,640

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
     18,000  Hungarian Telephone &
              Cable Corp.+ ................... $    288,360
     57,000  KPN NV, ADR .....................      642,960
     10,000  KT Corp., ADR ...................      213,000
        500  Magyar Telekom
              Telecommunications plc, ADR ....       10,895
      5,000  Manitoba Telecom Services Inc. ..      183,885
      2,000  Maroc Telecom ...................       29,085
        237  Nippon Telegraph &
              Telephone Corp. ................    1,016,865
     22,000  Nippon Telegraph &
              Telephone Corp., ADR ...........      474,100
      2,000  Pakistan Telecommunications
              Co. Ltd., GDR (a) ..............      218,397
    100,000  PCCW Ltd. .......................       65,084
     20,000  Portugal Telecom SGPS SA ........      242,614
     68,000  Portugal Telecom SGPS SA, ADR ...      830,960
     18,360  PT Telekomunikasi Indonesia, ADR       556,492
     10,000  Rostelecom, ADR .................      192,500
    920,000  Singapore Telecommunications Ltd.    1,508,803
    100,000  Swisscom AG, ADR ................    3,236,000
     25,000  Telecom Corp. of New
              Zealand Ltd., ADR ..............      683,000
  2,150,000  Telecom Italia SpA ..............    6,272,722
     27,000  Telecom Italia SpA, ADR .........      788,400
     57,700  Telefonica de Argentina SA, ADR+       537,764
    100,000  Telefonica SA, ADR ..............    4,697,000
      6,361  Telefonica SA, BDR ..............       99,942
     95,000  Telefonos de Mexico SA de CV,
              Cl. L, ADR .....................    2,135,600
     46,604  Telekom Austria AG ..............    1,098,485
    339,000  Telekom Malaysia Berhad .........      860,593
      3,355  Telemar Norte Leste SA ..........       87,363
    650,000  TeliaSonera AB ..................    3,897,413
      2,400  Telstra Corp. Ltd., ADR .........       32,184
      8,075  Thai Telephone & Telecom,
              GDR+ (a)(b) ....................        1,857
                                               ------------
                                                 44,352,348
                                               ------------
             TELECOMMUNICATIONS: REGIONAL -- 17.5%
     78,000  Aliant Inc. .....................    2,374,363
     13,300  Atlantic Tele-Network Inc. ......      758,100
    135,000  BCE Inc. ........................    3,248,100
     65,000  BellSouth Corp. .................    2,252,250
     12,000  Brasil Telecom
              Participacoes SA, ADR ..........      435,480
        952  Brasil Telecom SA ...............            9
     22,000  CenturyTel Inc. .................      860,640
    245,000  Cincinnati Bell Inc.+ ...........    1,107,400
     65,000  Citizens Communications Co. .....      862,550
     49,000  Commonwealth Telephone
              Enterprises Inc. ...............    1,688,050
     50,060  D&E Communications Inc. .........      562,675
    170,000  First Pacific Co. Ltd. ..........       62,990
     20,000  First Pacific Co. Ltd., ADR .....       37,050
    380,000  Qwest Communications
              International Inc.+ ............    2,584,000
     11,000  Shenandoah
              Telecommunications Co. .........      494,890
     25,693  Tele Norte Leste
              Participacoes SA, ADR ..........      428,559
    210,000  Telecom Argentina SA,
              Cl. B, ADR+ ....................    2,843,400
     70,000  Telephone & Data Systems Inc. ...    2,760,800
     62,000  Telephone & Data Systems Inc.,
              Special ........................    2,340,500
     13,421  TELUS Corp. .....................      526,566

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2006 (UNAUDITED)
================================================================================
                                                   MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS: REGIONAL (CONTINUED)
     36,579  TELUS Corp., ADR ................ $  1,436,696
     45,000  TELUS Corp., Non-Voting .........    1,740,506
  1,000,000  True Corp. plc+ .................      267,524
     70,000  Verizon Communications Inc. .....    2,384,200
                                               ------------
                                                 32,057,298
                                               ------------
             WIRELESS COMMUNICATIONS -- 25.1%
     38,000  ABC Communications Holdings Ltd.         3,085
     42,500  ALLTEL Corp. ....................    2,751,875
    227,000  America Movil SA de CV,
              Cl. L, ADR .....................    7,777,020
     35,000  Centennial Communications Corp. .      256,550
     80,000  China Mobile (Hong Kong)
              Ltd., ADR ......................    2,123,200
     70,000  CP Pokphand Co. Ltd., ADR+ ......      108,248
     40,000  Dobson Communications
              Corp., Cl. A+ ..................      320,800
     10,000  EasyCall International Ltd.+ ....          501
    240,000  Europolitan Vodafone AB+ (c) ....    1,448,289
     17,500  Grupo Iusacell SA de CV+ ........       45,110
     26,000  Himachal Futuristic
              Communications Ltd.,
              GDR+ (a)(c) ....................       59,519
        666  Hutchison Telecommunications
              International Ltd.+ ............        1,137
      2,000  Millicom International
              Cellular SA+ ...................       94,180
        800  Mobile TeleSystems, ADR .........       26,480
    100,000  Nextel Partners Inc., Cl. A+ ....    2,832,000
      1,500  NTT DoCoMo Inc. .................    2,217,502
     92,000  Price Communications Corp.+ .....    1,627,480
     42,000  Rural Cellular Corp., Cl. A+ ....      617,820
     90,000  SK Telecom Co. Ltd., ADR ........    2,123,100
    450,000  Sprint Nextel Corp. .............   11,628,000
      6,000  SunCom Wireless Holdings Inc.,
              Cl. A+ .........................       11,580
        460  Tele Norte Celular
              Participacoes SA, ADR ..........        4,858
      1,150  Telemig Celular
              Participacoes SA, ADR ..........       54,809
      4,430  Tim Participacoes SA, ADR .......      164,043
    105,000  United States Cellular Corp.+ ...    6,232,800
     58,000  Vimpel-Communications, ADR+ .....    2,494,580
      3,020  Vivo Participacoes SA+ ..........       17,445
     23,977  Vivo Participacoes SA, ADR ......      102,621
     13,024  Vivo Participacoes SA, Pfd.+ ....       55,551
     33,000  Vodafone Group plc, ADR .........      689,700
                                               ------------
                                                 45,889,883
                                               ------------
             TOTAL COMMON STOCKS .............  182,755,966
                                               ------------
             RIGHTS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
    315,789  True Corp. plc Rights+(c) .......       15,175
                                               ------------
             WARRANTS -- 0.0%
             COMMUNICATIONS EQUIPMENT -- 0.0%
     20,303  Champion Technology Holdings Ltd.,
               expire 02/26/07+ (c) ..........          668
      1,473  Lucent Technologies Inc.,
              expire 12/10/07+ ...............          921
                                                -----------
             TOTAL WARRANTS ..................        1,589
                                                -----------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   --------                                       -------
             U.S. GOVERNMENT OBLIGATIONS -- 0.2%
   $283,000  U.S. Treasury Bill, 4.649%++,
               04/27/06 ...................... $    282,138
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $126,594,260) ........... $183,054,868
                                               ============
------------------
              For Federal tax purposes:
              Aggregate cost ................. $126,594,260
                                               ============
              Gross unrealized appreciation .. $ 67,155,560
              Gross unrealized depreciation ..  (10,694,952)
                                                -----------
              Net unrealized appreciation
                (depreciation) ............... $ 56,460,608
                                               ============
------------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of Rule 144A securities amounted to $2,085,373 or 1.14% of total investments. Except as noted in (b), these securities are liquid.
 (b) At March 31, 2006, the Fund held an investment in a restricted and illiquid security amounting to $1,857 or 0.00% of net assets, which was valued under methods approved by the Board, as follows:
                                                                        03/31/06
                                                                        CARRYING
ACQUISITION                               ACQUISITION    ACQUISITION     VALUE
  SHARES  ISSUER                              DATE          COST        PER UNIT
  ------  ------                          -----------    -----------    --------
  8,075   Thai Telephone &
            Telecom, GDR                    03/31/94      $100,542       $0.2300

 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2006, the market value of fair valued securities amounted to $1,523,651 or 0.83% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 GDR Global Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                         % OF
                                        MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
--------------------------             --------   --------
North America ........................   51.5% $ 94,310,473
Europe ...............................   28.2    51,626,780
Latin America ........................    9.1    16,584,365
Asia/Pacific .........................    7.1    12,996,406
Japan ................................    4.1     7,536,844
                                        ------ ------------
                                        100.0% $183,054,868
                                        ====== ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 1, 2006
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 1, 2006
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.